RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the partnership entered into the transactions below with related parties. These transactions have been measured at fair value and are recognized in the consolidated financial statements.
(a)Transactions with Brookfield
The partnership is a party to the Brookfield Credit Agreement, which permits borrowings of up to $1 billion. As at December 31, 2022, $nil was drawn on the Brookfield Credit Agreement (2021: $nil).
From time to time, each of Brookfield and the partnership may place funds on deposit with the other, on terms approved by the independent directors of the partnership’s General Partner, pursuant to deposit agreements entered into between Brookfield and the partnership (the “Deposit Agreements”). Interest earned or incurred on such deposits is at market terms. As at December 31, 2022, the net deposit from Brookfield was $nil (2021: $nil) and the partnership incurred interest expense of $nil for the year ended December 31, 2022 (2021: interest expense of $4 million, 2020: interest expense of $3 million) on these deposits.
Pursuant to the Master Services Agreement, Holding LP pays Brookfield a quarterly base management fee, which is reflected within general and administrative expenses. For purposes of calculating the base management fee, the total capitalization of the partnership is equal to the quarterly volume-weighted average trading price of an LP Unit on the principal stock exchange for the LP Units (based on trading volumes) multiplied by the number of LP Units outstanding at the end of the quarter (assuming full conversion of the Redemption-Exchange Units into LP Units of Brookfield Business Partners L.P.), plus the value of securities of the other service recipients (including the BBUC exchangeable shares) that are not held by the partnership, plus all outstanding debt with recourse to a service recipient, less all cash held by such entities. The base management fee for the year ended December 31, 2022 was $94 million (2021: $92 million, 2020: $63 million).
In its capacity as the holder of the Special LP units of Holding LP, Brookfield is entitled to incentive distribution rights. The total incentive distribution for the year ended December 31, 2022 was $nil (2021: $157 million, 2020: $nil).
An integral part of the partnership’s strategy is to participate with institutional investors in Brookfield-sponsored private equity funds that target acquisitions that suit the partnership’s investment mandate. In the normal course of business, the partnership and institutional investors have made commitments to Brookfield-sponsored private equity funds, and in connection therewith, the partnership, together with institutional investors, has access to short-term financing using the private equity funds’ credit facilities to facilitate investments that Brookfield has determined to be in the partnership’s best interests.
In addition, at the time of spin-off of the partnership from Brookfield in 2016, the partnership entered into indemnity agreements with Brookfield that relate to certain contracts that were in place prior to the spin-off. Under these indemnity agreements, Brookfield has agreed to indemnify the partnership for the receipt of payments relating to such contracts.
As at December 31, 2022, the partnership had a loan payable of $85 million to Brookfield included in accounts payable and other, and loan receivable from Brookfield of approximately $460 million included in accounts and other receivable, net. The loan payable is non-interest bearing and payable on demand, and the loan receivable accrues interest at the partnership’s cost of capital and is due on demand.
(b)Other
Inclusive of those described above, the following table summarizes the transactions the partnership has entered into with related parties for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(US$ MILLIONS)	2022	2021	2020
Transactions during the period
Business services revenues (1)	$259	$439	$612
Interest income	11	—	—
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(1)Within the business services segment, the partnership provides construction services to affiliates of Brookfield.

Inclusive of those described above, the following table summarizes balances with related parties as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Balances at end of period
Financial assets	$118	$—
Accounts and other receivable, net	579	138
Accounts payable and other (1)	603	549
Non-recourse borrowings in subsidiaries of the partnership	55	56
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(1)Includes $315 million (2021: $326 million) related to a tax receivable agreement payable to related parties by the partnership’s advanced energy storage operations.